Operating Leases - Summary of Supplemental Disclosure for Statement of Cash Flows Related to Operating Lease (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows under operating leases	$ 4,817	$ 6,172